RELATED PARTY TRANSACTIONS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

As a consequence of the reverse merger, the Company took over obligations consisting of accounts payable of $11,637 (non-related party) and a note payable balance of $313,687 due to Phoenix Productions and Entertainment Group, Inc., a significant shareholder of the Company’s common stock.  The terms of the loan agreement do not require payment of interest and repayment of the loan is to begin 15 days after receipt of initial revenues related to projects funded by PPEG loans.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or in default.

Subsequent to the reverse merger, Phoenix Productions and Entertainment Group, Inc. made loans to the Company of $598,407 leaving a balance due as of September 30, 2012 and December 31, 2011 of $911,894 and $862,094, respectively.

During the period from inception (March 24, 2011) to September 30, 2012, Judson Bibb, Director, Secretary and Vice President, advanced $22,910 in interest-free, unsecured, due-on-demand funds.  As of September 30, 2012 and December 31, 2011 $22,910 and $22,500, respectively, remains due and payable.

During the quarter ended September 30, 2012. Quentin Ponder, Director and Chief Financial Officer, loaned the Company a total of $5,470 in interest-free, unsecured, due-on-demand loans.

As of September 30, 2012, $4,470 remains due and payable.

4.    RELATED PARTY TRANSACTIONS

As a consequence of the reverse merger, HPEV took over the obligations of Z3E consisting of accounts payable of $11,637 (non-related party) and a note payable balance of $313,687 due to Phoenix Productions and Entertainment Group, Inc., a significant shareholder of the Company’s common stock. The terms of the loan agreement do not require payment of interest and repayment of the loan is to begin 15 days after receipt of initial revenues related to projects funded by PPEG loans.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or default.

Subsequent to the reverse merger, Phoenix Productions and Entertainment Group, Inc. made loans to Z3 Enterprises of $548,407 leaving a balance due as of December 31, 2011 of $862,094.

During the period from inception (March 24, 2011) to December 31, 2011, Judson Bibb, Director, advanced $22,500 in interest free, unsecured, due on demand funds.  As of December 31, 2011, $22,500 remains due and payable.